Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Life and health premiums, net	$ 127	[1]	$ 139	[1]	$ (20,459)	[1]
Contract charges	24	[1]	46	[1]	460	[1]
Net investment income	278		176		1,928
Net realized investment gains					4,319
Other income			293
Total revenues	429		654		(13,752)
Benefits and expenses
Life and health insurance claims and benefits, net	112	[1]	179	[1]	(20,028)	[1]
Interest credited to policyholder account balances	8	[1]	9	[1]	158	[1]
Operating and other expenses	137	[2]	86	[2]	1,087	[2]
Total benefits and expenses	257		274		(18,783)
Income (loss) before income taxes	172		380		5,031
Income tax expense (benefit)	11		249		1,679
Net income (loss)	161		131		3,352
Change in unrealized gains (losses), net of tax expense (benefit)	(47)	[3]	(154)	[3],[4]	390	[3],[5]
Reclassification adjustment for (gains) included in net income, net of tax expense (benefit)		[3]		[3]	(2,654)	[3],[6]
Other Comprehensive Income (Loss)	(47)		(154)		(2,264)
Total Comprehensive Income (Loss)	$ 114		$ (23)		$ 1,088

[1]	Note 7.
[2]	Note 6.
[3]	Net of tax expense (benefit) - ($25).
[4]	Net of tax expense (benefit) - ($105).
[5]	Net of tax expense (benefit) - $210.
[6]	Net of tax (benefit) - ($1,429).